Net Loss Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Net Loss Per Share
Net Loss Per Share

12. Net Loss per Share

Net loss per share

Basic and diluted net loss per share attributable to common stockholders was calculated as follows:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2021	2020	2021	2020
Numerator:
Net loss attributable to common stockholders ($in millions)	$(66.4)	$(30.9)	$(171.0)	$(88.4)
Denominator:
Weighted average common shares outstanding — basic and diluted	61,580,145	53,997,315	61,086,238	25,935,362
Net loss per share attributable to common stockholders — basic and diluted	$(1.08)	$(0.57)	$(2.80)	$(3.41)

The Company’s potentially dilutive securities, which include stock options, unvested RSUs and preferred stock, have been excluded from the computation of diluted net loss per share as the effect would be anti-dilutive. Therefore, the weighted average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same. The Company excluded unvested RSUs and outstanding options to purchase common stock of 6,163,039 and 4,814,924 for the nine months ended September 30, 2021 and 2020, respectively, from the computation of diluted net loss per share attributable to common stockholders for the periods indicated because including them would have had an anti-dilutive effect.

18. Net Loss per Share

Basic and diluted net loss per share attributable to common stockholders was calculated as follows:

	Year Ended December 31,
	2020	2019	2018
Numerator:
Net loss attributable to common stockholders (in millions)	$(122.3)	$(108.5)	$(52.9)
Denominator:
Weighted average common shares outstanding — basic and diluted	33,654,828	11,124,397	10,931,776
Net loss per share attributable to common stockholders — basic and diluted	$(3.63)	$(9.75)	$(4.84)

The Company’s potentially dilutive securities, which include stock options, preferred stock and warrants to purchase shares of preferred stock, have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same. The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to common stockholders for the periods indicated because including them would have had an anti-dilutive effect:

	December 31,
	2020	2019
Options to purchase common stock	4,944,711	4,048,802
Convertible preferred stock (as converted to common stock)	—	31,557,107
	4,944,711	35,605,909

In addition to the potentially dilutive securities noted above, in 2016 and 2017 the Company entered into stock purchase agreements with executive employees where in lieu of cash payment for the stock, promissory notes were issued (see Note 16). The Company determined the purchase of the stock to be non-substantive, and as such, the shares subject to the promissory notes will not be deemed issued until such time as the promissory notes have been repaid. Accordingly, the Company has excluded these shares in the calculation of basic and diluted net loss per share for the year ended December 31, 2019.

On June 8, 2020, all outstanding balances under the promissory notes were paid back to the Company and therefore, these shares were included in the calculation of basic and diluted net loss per share for the year ended December 31, 2020.